DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION - Applied Rates (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2022
Central America and the Caribbean [member] | Bottom of range [member]
Reserve Quantities [Line Items]
Applied rates			15.00%
Central America and the Caribbean [member] | Top of range [member]
Reserve Quantities [Line Items]
Applied rates			27.00%
Latin America, south [member] | Bottom of range [member]
Reserve Quantities [Line Items]
Applied rates			10.00%
Latin America, south [member] | Top of range [member]
Reserve Quantities [Line Items]
Applied rates			35.00%
Canada [Member]
Reserve Quantities [Line Items]
Applied rates			26.50%
Luxembourg [Member]
Reserve Quantities [Line Items]
Applied rates			24.94%
Argentine [Member]
Reserve Quantities [Line Items]
Applicable tax rate, first two years after legislation changes	30.00%	35.00%